Basic of Presentation - Schedule of Significant Intercompany Transactions (Details)	Dec. 31, 2019	Dec. 31, 2018
Sinovac Hong Kong
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Beijing
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	73.09%	73.09%
Sinovac R&D
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Dalian
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	67.86%	67.86%
Sinovac Biomed Co., Ltd.
Minority Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%